Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw material	$ 716,293	$ 526,522
Work-in-process	4,472	2,376
Finished goods	631,367	1,048,211
Low-value consumables	57,507	40,116
Total	$ 1,409,639	$ 1,617,225